Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Balance sheet items, except for equity accounts [Member] | US Dollar
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	1	1	1
Balance sheet items, except for equity accounts [Member] | RMB
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	6.898	7.119	7.2567
Items in the statements of operations and comprehensive loss and cash flows [Member] | US Dollar
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	1	1	1
Items in the statements of operations and comprehensive loss and cash flows [Member] | RMB
Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.0061	7.2125	7.2308